EQUITY - Voting Rights, Dividend Rights, Conversion of Company Class C Common Stock, Preferred Stock (FY) (Details)	12 Months Ended
	Dec. 31, 2020 Voting Rights shares	Dec. 31, 2019 shares
Equity [Abstract]
Voting rights per each share | Voting Rights	1
Class of Stock [Line Items]
Common stock outstanding (in shares)	0
Equity conversion ratio	1
Preferred stock outstanding (in shares)	0	0
Preferred stock, authorized (in shares)	100,000,000	100,000,000
Class C common stock
Class of Stock [Line Items]
Common stock outstanding (in shares)	0	0
Equity conversion ratio	1
Common stock issued (in shares)	0	0